Commitments & Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments & Contingencies	Note 26 - Commitments & Contingencies
(Amounts in thousands, except share, per share and per unit data)
Delivery Commitments
We have contractually agreed to deliver firm quantities of natural gas to various customers, which we expect to fulfill with production from existing reserves. To ensure we meet these commitments, we regularly monitor our proved developed reserves.
The following table summarizes our total gross commitments, compiled using best estimates based on our sales strategy, as of December 31, 2024.

Natural gas (MMcf)
2025	77,187
2026	52,802
2027	130,911
Thereafter	242,276
Litigation and Regulatory Proceedings
The Group is involved in various pending legal issues that have arisen in the ordinary course of business. The Group accrues for litigation, claims, and proceedings when a liability is both probable and the amount can be reasonably estimated. As of December 31, 2024 and 2023, the Group did not have any material amounts accrued related to litigation or regulatory matters.
For any matters not accrued for, it is not possible to estimate the amount of any additional loss or range of loss that is reasonably possible. However, based on the nature of the claims, management believes that current litigation, claims, and proceedings are not, individually or in aggregate, after considering insurance coverage and indemnification, likely to have a material adverse impact on the Group’s financial position, results of operations, or cash flows.
The Group has no other contingent liabilities that would have a material impact on the Group’s financial position, results of operations, or cash flows.
Environmental Matters
The Group’s operations are subject to environmental laws and regulations in all the jurisdictions where it operates, and it was in compliance as of
December 31, 2024 and 2023. However, the Group is unable to predict the impact of additional environmental laws and regulations that may be adopted in the future, including whether they would adversely affect its operations. The Group can offer no assurance regarding the significance or cost of compliance associated with any new environmental legislation or regulation once implemented.